UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Dryden Core Investment Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2009

Date of reporting period:	04/30/2008

Item 1. Schedule of Investments

Dryden Core Investment Fund: Short -Term Bond Series

Schedule of Investments

as of April 30, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 86.7%
ASSET BACKED SECURITIES 42.5%
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	3.87%	06/25/32	$710	$435,328
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	5.45	11/25/33	685	514,113
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	3.80	09/25/33	1,201	937,596
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	3.42	04/25/34	4,837	4,367,242
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	3.35	04/25/35	2,000	1,850,154
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Baa2	3.07	01/25/37	10,000	5,947,471
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE4, Class A2C(a)	Aa3	3.20	05/25/37	7,000	4,762,172
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Ba3	3.07	11/25/36	10,000	5,403,199
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	3.22	02/15/12	1,144	1,082,371
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	3.00	12/15/13	10,000	8,490,751
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	3.00	03/15/14	10,000	8,485,100
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	3.01	08/15/13	13,000	11,342,890
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	2.99	09/15/14	5,000	4,070,000
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	2.81	10/15/12	10,000	9,409,517
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	2.97	10/15/12	2,000	1,817,020
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aaa	3.29	01/6/11	18,217	18,158,360
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	A1	3.11	07/25/34	8,877	7,496,394
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	4.25	02/25/33	6,618	4,997,859
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)(c)	Ba1	5.67	02/25/33	1,181	632,576
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	3.59	01/25/34	1,600	1,242,931
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	3.65	01/25/34	3,200	2,562,747
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	Baa2	5.67	03/25/33	386	174,480
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	3.60	10/25/33	6,428	5,364,735
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	4.70	07/25/32	212	183,130

Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	3.65	08/25/32	2,434	1,640,405
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	4.55	12/25/32	2,992	2,340,273
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	7.36	09/25/33	1,000	847,666
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2C(a)	Aaa	3.06	01/25/37	4,400	2,980,713
Asset Backed Funding Cert., Ser. 2006-HE1, Class A2D(a)	Aaa	3.12	01/25/37	33,544	20,257,332
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	3.14	09/25/36	6,000	4,061,680
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	5.57	09/15/33	1,279	966,653
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	4.55	11/25/33	2,579	1,783,095
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	4.37	01/15/34	1,687	1,332,533
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	3.39	07/25/35	2,500	2,130,370
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	2.95	11/15/11	26,300	24,664,627
Bank One Issuance Trust, Ser. 2003, Class C4(a)	Baa2	3.75	02/15/11	10,000	10,005,870
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	3.22	11/15/11	5,000	4,834,072
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	A1	3.07	05/25/35	19,000	11,572,188
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	4.07	09/25/34	1,437	1,258,711
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	3.50	08/25/34	3,629	2,944,538
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	4.10	09/25/34	1,100	864,934
Capital Auto Receivables Asset Trust, Ser. 2006-2, Class A2A	AAA(d)	5.23	02/15/09	518	518,704
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	2.97	11/15/09	14,000	13,982,203
Carmax Auto Owner Trust, Ser. 2008-1, Class A1	P-1	4.45	01/15/09	2,045	2,049,141
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	3.42	04/15/11	5,000	4,983,372
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	3.17	09/25/35	3,055	3,020,542
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ba3	5.15	01/25/33	520	95,814
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	3.97	12/25/32	1,102	826,523
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.30	03/25/35	3,000	2,363,589
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	4.63	03/25/33	598	420,072
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	3.60	06/25/33	1,344	1,031,901
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	4.60	06/25/33	850	521,992
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	3.52	02/15/11	18,000	17,767,564
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	3.46	02/25/33	1,250	1,237,199
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	3.02	04/15/13	10,451	8,969,878

Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	3.01	01/15/14	35,000	29,220,405
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	3.05	11/15/12	14,000	12,356,680
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	3.20	02/20/15	19,100	14,769,243
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	2.96	01/9/12	34,120	31,375,305
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	3.33	05/25/35	3,322	3,092,036
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	3.36	09/25/35	2,000	1,696,125
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	3.00	08/25/36	4,000	3,714,524
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aaa	2.91	08/18/21	16,667	16,399,333
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	3.52	08/15/33	860	558,803
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	4.02	03/25/32	609	502,613
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	3.60	08/25/33	2,166	1,546,200
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-13, Class MV2(a)	Aa2	3.36	04/25/36	9,900	6,915,359
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aaa	3.01	07/25/34	9,316	8,797,039
Countrywide Asset-backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	3.50	01/25/34	56	55,708
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	3.75	04/25/35	9,000	6,975,000
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	3.40	05/25/34	3,500	2,706,807
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	3.34	04/25/36	4,000	3,013,734
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	3.32	08/25/35	3,300	3,165,715
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aaa	3.02	01/25/37	3,572	3,430,058
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	A3	2.99	11/25/35	23,399	20,202,259
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	Aaa	2.99	04/25/36	20,363	18,592,907
Countrywide Asset-Backed Certificates, Ser. 2007-1, Class 2A4(a)	Aa3	3.13	07/25/37	12,400	7,394,269
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Aa3	3.12	08/25/37	10,000	4,968,623
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	Aaa	3.01	11/25/36	12,432	11,382,312
Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	Aaa	2.96	04/15/35	1,790	1,407,667
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Baa3	2.90	05/15/35	1,870	1,052,082
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	Aaa	2.95	02/15/36	3,943	3,219,604
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aaa	2.89	05/15/36	5,715	4,764,053
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	Aaa	2.87	10/15/36	9,179	8,100,185
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Baa3	2.87	11/15/36	22,460	13,727,950

Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	2.86	01/15/37	34,192	29,046,109
Credit-Based Asset Servicing & Securitization LLC, Ser. 2006-CB9, Class A4(a)	Aa3	3.13	11/25/36	6,000	3,675,659
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	3.52	01/25/32	2,479	2,273,036
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	4.50	03/25/32	1,093	984,541
DaimlerChrysler Auto Trust, Ser. 2006-D, Class A2	AAA(d)	5.19	08/8/09	1,891	1,893,113
Discover Card Master Trust I, Ser. 2003-4, Class B1(a)	A2	3.05	05/15/11	2,515	2,457,908
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	2.86	03/15/14	9,816	8,637,167
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	2.85	10/16/12	15,000	13,795,887
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	4.80	12/25/32	316	187,973
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	3.36	11/25/35	10,000	7,798,497
Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A2(a)	Aaa	3.07	07/25/36	15,210	12,423,073
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FF2, Class M3(a)	Aa3	3.38	03/25/35	6,000	4,189,388
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Baa1	3.55	12/25/35	3,500	1,648,669
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	A1	3.14	10/25/36	15,000	8,599,181
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	3.30	01/25/36	2,000	813,656
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	3.38	09/25/35	2,500	2,151,436
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	3.06	06/25/19	26,927	24,699,197
Ford Credit Auto Owner Trust, Ser. 2006-A, Class A3	Aaa	5.05	03/15/10	1,482	1,490,394
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A2A	Aaa	5.42	04/15/10	7,326	7,386,811
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	3.32	07/15/10	5,000	4,984,987
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	3.95	12/25/33	1,428	1,143,430
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	4.85	02/25/34	425	210,352
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	3.52	07/25/34	2,400	1,978,346
Fremont Home Loan Trust, Ser. 2006-B, Class 2A3(a)	Baa1	3.06	08/25/36	34,600	25,960,058
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	3.09	11/15/31	12,151	11,320,492
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	2.94	12/15/32	10,555	9,704,174
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	2.90	11/15/34	14,040	13,320,012
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	3.02	06/15/13	4,000	3,591,342
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	2.83	09/15/12	9,000	8,593,776
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	2.96	09/15/12	11,500	10,782,996

GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	2.99	03/15/13	21,000	19,130,777
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	2.90	03/15/15	25,000	22,295,600
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	3.08	03/15/15	13,680	11,131,711
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(a)	Aaa	3.16	08/26/19	12,500	12,224,500
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	2.97	04/20/11	24,500	23,771,282
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	3.04	04/20/13	5,000	4,336,852
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	2.97	07/20/11	19,000	17,223,384
GE Equipment Midticket LLC, Ser. 2007-1, Class A1	P-1	4.91	11/14/08	3,631	3,623,826
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aaa	2.97	11/17/20	10,617	10,298,166
GE-WMC Mortgage Securities LLC, Ser. 2006-1, Class A2B(a)	A3	3.05	08/25/36	3,600	2,398,275
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aaa	3.05	02/25/36	7,775	5,856,943
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Baa3	3.00	10/25/36	3,725	3,393,731
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	Aaa	3.04	12/25/36	14,786	11,813,870
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Baa3	3.34	12/25/26	4,966	3,142,923
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	5.58	03/20/33	275	184,845
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	Aa2	5.00	11/25/33	811	669,350
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	3.45	03/25/34	1,777	1,517,220
GSAMP Trust Home Equity Loan, Ser. 2005- HE6, Class M2(a)	Aa2	3.35	11/25/35	4,500	3,324,043
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aaa	3.05	08/25/36	20,148	14,471,279
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	Aaa	3.13	10/25/46	2,700	1,631,710
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	3.09	03/20/36	10,988	5,997,372
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	3.04	03/20/36	7,300	3,953,819
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	4.25	02/25/33	1,988	1,280,869
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	4.40	03/25/33	2,051	1,545,861
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	4.19	08/25/33	4,388	3,325,367
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aaa	4.10	10/25/33	12,345	10,078,837
Home Equity Asset Trust, Home Equtiy Loan, Ser. 2003-8, Class M1(a)	Aa2	3.98	04/25/34	1,257	1,030,160
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	3.34	08/25/35	2,450	2,279,579
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	3.38	11/25/35	2,625	2,159,671

Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	Aa2	3.35	02/25/36	2,000	1,167,108
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	3.27	07/15/13	5,200	5,084,362
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	2.86	06/15/12	18,000	17,105,960
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	2.95	03/20/36	15,000	11,278,299
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	2.83	12/16/13	25,000	22,131,200
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	3.07	01/15/10	6,737	6,725,310
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Baa3	3.00	02/25/36	5,461	4,837,534
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	3.20	03/25/36	3,000	2,241,485
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CH2, Class AV4(a)	Aaa	3.04	10/25/36	7,000	4,831,702
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	3.14	08/25/36	7,447	5,120,648
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5(a)	A2	3.14	08/25/36	2,900	1,624,330
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	4.02	07/25/33	3,771	3,122,612
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	3.58	08/25/33	4,700	3,569,296
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	3.43	06/25/34	2,350	1,820,699
Long Beach Mortgage Loan Trust, Ser. 2005-02, Class M2(a)	Aa2	3.36	04/25/35	1,100	979,451
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	3.45	06/25/35	10,000	8,001,174
Master Asset Backed Securities Trust, Home Equity Loan, Ser. 2006-HE3, Class A3(a)	Baa2	3.05	08/25/36	14,375	9,408,524
MBNA Credit Card Master Note Trust, Ser. 2005-C3, Class C3(a)	Baa2	2.99	03/15/11	30,000	29,358,732
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	3.02	08/15/13	21,800	18,625,835
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	3.01	10/15/13	7,455	6,222,293
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	5.75	02/25/34	910	840,421
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	3.50	08/25/34	3,607	2,953,151
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	4.40	11/25/32	2,025	1,493,330
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	3.70	05/25/33	1,831	1,516,613
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	4.80	05/25/33	2,144	1,650,831
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	3.92	10/25/33	1,051	831,916
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	6.35	04/25/33	383	255,868
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	5.82	06/25/33	1,940	1,353,942
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	3.95	09/25/33	4,600	3,557,479

Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	5.52	09/25/33	499	329,446
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	3.37	01/25/35	3,843	3,300,614
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2C(a)	Aa3	3.03	01/25/37	15,060	10,781,820
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	A2	3.11	01/25/37	15,960	8,388,595
Morgan Stanley Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	3.54	09/25/34	10,000	6,918,548
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	5.90	02/25/33	772	627,949
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	Ba1	4.85	07/25/32	354	136,490
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	4.31	10/25/32	1,931	1,531,603
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	5.30	10/25/32	398	278,858
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	4.25	03/25/33	2,020	1,590,762
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	4.02	05/25/32	2,276	2,007,180
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	5.97	03/25/33	621	347,787
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	3.31	05/25/35	4,366	3,406,879
Morgan Stanley Home Equity Loans, Ser. 2007-1, Class A4(a)	A2	3.12	12/25/36	18,770	9,726,342
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	3.00	03/15/13	5,000	4,298,956
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	3.02	03/17/14	17,625	14,306,805
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	3.04	08/25/23	5,000	4,792,032
New Century Home Equity Loan Trust , Ser. 2004-4, Class M1(a)	Aa1	3.41	02/25/35	20,836	16,601,720
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	3.98	01/25/34	18,038	13,790,869
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	3.49	05/25/34	8,956	7,024,565
Nissan Auto Receivables Owner Trust, Ser. 2006A, Class A3	Aaa	4.74	09/15/09	12,926	12,978,472
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aa1	3.09	01/25/37	19,000	11,975,208
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	4.02	11/25/32	420	364,913
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	3.32	12/25/35	8,000	5,640,192
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	3.34	12/25/35	2,000	944,555
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aaa	2.87	11/15/18	12,782	11,813,800
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aaa	2.91	04/15/37	12,314	11,564,312
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)(c)	Aaa	3.14	10/25/37	15,800	4,700,500

Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	3.38	08/25/35	4,552	3,125,609
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	3.18	05/25/36	3,000	2,226,539
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1(a)	Aaa	2.99	01/25/37	5,432	5,181,937
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	A1	3.09	03/25/36	10,000	5,921,570
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Aaa	3.19	08/25/36	6,000	2,400,000
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	4.15	05/25/34	635	397,438
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	4.10	08/25/32	1,052	631,036
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	3.33	06/25/33	709	653,070
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	2.87	10/25/36	5,500	3,296,627
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Aa1	3.23	05/25/36	2,500	1,256,518
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Baa3	3.23	12/25/35	4,200	1,091,308
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	3.00	09/25/36	5,000	4,763,269
Residential Asset Securities Corp., Ser. 2006-KS9, Class AI3(a)	Aaa	3.06	11/25/36	10,000	7,739,862
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	3.12	01/25/37	7,316	4,135,005
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	3.12	02/25/37	7,500	4,181,249
Residential Asset Securities Corp., Ser. 2007-KS4,
Class A3(a)	Aaa	3.17	05/25/37	12,000	10,139,657
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Baa3	3.08	12/25/35	3,455	2,121,762
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	Aaa	3.04	07/25/36	7,594	6,786,918
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	3.69	03/25/31	1,210	1,041,005
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	4.07	07/25/31	879	559,812
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	4.50	12/25/33	293	227,512
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	3.70	03/25/35	2,000	1,588,827
Saxon Asset Securities Trust, Ser. 2006-3, Class A4(a)	Aaa	3.14	10/25/46	12,000	7,398,551
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	4.00	02/25/34	1,144	825,948
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aa2	3.15	05/25/36	5,050	3,206,551
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	3.30	04/25/34	3,782	3,629,048
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	3.09	04/27/15	7,206	7,087,759
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	3.17	07/25/13	4,871	4,849,338
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	3.22	01/25/15	12,683	12,610,118

Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	3.55	08/25/34	11,700	9,006,148
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	3.10	12/25/36	2,196	1,938,877
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	3.33	11/25/35	3,500	2,439,116
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A3, 144A(a)	AAA(d)	3.06	12/25/35	4,000	3,888,922
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-0W1, Class A4, 144A(a)	AAA(d)	3.10	12/25/35	1,600	1,274,134
Tal Advantage, LLC, Ser. 2006-1, Class A	Baa3	2.99	04/20/21	8,000	5,513,232
Terwin Mortgage Trust, Ser. 2006-12SL, Class A1(a)(c)	Aaa	3.02	11/25/37	31,193	13,335,023
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)(c)	Aaa	3.01	01/25/38	5,923	2,839,920
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)(c)	Aaa	3.14	01/25/38	14,730	4,279,065
Wachovia Auto Loan Owner Trust, Ser. 2006-2A, Class A2, 144A	Aaa	5.35	05/20/10	901	902,354
Wachovia Auto Loan Owner Trust, Ser. 2007-1, Class A2	Aaa	5.36	07/20/10	3,766	3,789,751
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A1	P-1	3.94	01/20/09	5,775	5,785,435
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	3.65	03/20/11	10,000	9,973,567
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa	3.00	07/25/36	12,000	11,583,668
World Omni Auto Receivables Trust, Ser. 2007-B, Class A2B(a)	Aaa	3.04	02/15/10	5,000	4,993,375

					1,475,434,677

COMMERCIAL MORTGAGE BACKED SECURITIES 12.8%
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	2.87	04/10/49	50,000	46,170,925
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	2.89	06/10/49	30,000	27,754,050
Bank of America Large Loan, Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	2.87	03/15/22	1,454	1,380,840
Bank of America Large Loan, Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	2.79	10/15/19	431	425,913
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	2.83	03/15/19	5,289	5,037,942
Commercial Mortgage Pass Through Cert., Ser 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	2.96	02/5/19	3,000	2,787,657
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	2.83	03/6/20	9,952	9,205,765
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	2.84	05/15/47	50,000	46,455,734
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	2.86	06/15/49	50,000	46,098,620
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	2.85	01/15/49	50,000	46,343,690
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	2.79	06/15/22	21,036	19,713,109

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	2.84	12/12/49	25,000	23,276,645
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	2.86	03/12/51	50,000	46,076,172
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	2.82	08/12/48	35,000	32,400,351
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	2.83	06/12/37	25,000	23,041,253
Morgan Stanley Capital I, Ser. 2007-IQ14, Class. A2FL(a)	Aaa	2.88	04/15/49	50,000	46,166,075
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	2.81	09/15/21	24,016	22,575,945

					444,910,686

CORPORATE BONDS 31.4%
Automobiles 0.9%
Daimler Finance North America LLC, Gtd. Notes, M.T.N.(a)	A3	3.22	03/13/09	30,000	29,768,280

Banking 3.1%
Anglo Irish Bank Corp. PLC (Ireland), Notes, 144A(a)	A1	2.78	09/5/08	20,000	19,900,000
BBVA US SAU (Spain), Gtd. Notes, 144A(a)	Aa1	2.79	04/17/09	10,000	9,984,490
Citigroup, Inc., Sr. Unsec’d. Notes(a)	AA3	2.93	03/16/12	25,000	23,877,025
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Aa3	3.13	06/9/09	2,070	2,055,564
Credit Suisse USA, Inc., Gtd. Notes(a)	Aa1	3.15	11/20/09	25,000	24,702,525
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa1	2.76	07/17/09	15,000	14,983,110
J.P. Morgan Chase & Co., Notes, M.T.N.(a)	Aa2	3.18	06/2/09	4,000	3,992,512
J.P. Morgan Chase & Co., Sr. Unsec’d. Notes, M.T.N.(a)	Aa2	2.72	12/21/11	10,000	9,694,250

					109,189,476

Brokerage 3.9%
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	Baa1	3.13	01/31/11	20,000	19,312,260
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(a)	Aa3	3.33	02/6/12	10,000	9,511,150
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(a)	A1	3.23	05/25/10	50,000	46,951,750
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	A1	3.24	06/5/12	40,000	35,958,440
Morgan Stanley, Sr. Notes, M.T.N.(a)	Aa3	2.80	01/15/10	25,000	24,067,400

					135,801,000

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub.(a)	Baa1	3.05	04/30/10	10,940	10,615,815

Cable 0.4%
Comcast Corp., Gtd. Notes(a)	Baa2	3.01	07/14/09	15,000	14,731,335

Capital Goods 3.7%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	3.06	03/10/09	5,000	4,988,865

Eaton Corp., Sr. Unsec’d. Notes(a)	A2	3.18	08/10/09	35,000	34,386,870
ERAC USA Finance Co., Notes, 144A(a)	Baa1	3.15	04/30/09	21,490	21,415,365
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	3.11	06/10/08	4,350	4,348,939
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	3.12	09/1/09	35,000	34,822,165
Snap-On, Inc., Sr. Unsec’d. Notes(a)	A3	2.84	01/12/10	25,000	24,480,375
United Technologies Corp., Sr. Unsec'd. Notes(a)	A2	3.15	06/1/09	5,000	4,982,010

					129,424,589

Consumer 0.4%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	3.29	08/19/09	15,000	14,995,905

Electric 1.8%
Dominion Resources, Inc., Sr. Unsec’d. Notes, Series B(a)	Baa2	3.25	11/14/08	20,000	19,904,960
Georgia Power Co., Sr. Unsec’d Notes(a)	A2	3.35	03/17/10	20,000	19,743,140
Ohio Power Co., Sr. Unsec’d. Notes(a)	A3	2.91	04/5/10	22,950	22,171,903

					61,820,003

Energy - Integrated 0.2%
ConocoPhillips Australia Funding Co., Gtd. Notes(a)	A1	2.81	04/9/09	7,600	7,595,516

Energy - Other 1.3%
BJ Services Co., Sr. Unsec’d. Notes(a)	Baa1	3.25	06/1/08	46,078	46,094,802

Foods 1.4%
General Mills, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.04	01/22/10	30,000	29,471,760
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.60	08/11/10	10,000	9,721,870
SABMiller PLC (United Kingdom), Gtd. Notes, 144A(a)	Baa1	3.00	07/1/09	10,000	10,024,020

					49,217,650

Health Care & Pharmaceutical 1.9%
AstraZeneca PLC (United Kingdom), Sr. Unsub.(a)	A1	3.24	09/11/09	25,000	24,952,150
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa2	2.96	10/2/09	20,000	19,525,820
Eli Lilly & Co., Sr. Unsec’d. Notes, 144A(a)	Aa3	4.99	05/15/08	20,000	20,000,000

					64,477,970

Insurance 2.1%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	2.98	03/12/10	35,000	34,114,885
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	2.78	06/21/10	40,000	37,803,680

					71,918,565

Media & Entertainment 1.4%
Time Warner, Inc., Gtd. Notes(a)	Baa2	3.30	11/13/09	30,000	28,946,820
Walt Disney Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	3.09	09/10/09	20,000	19,963,520

					48,910,340

Non-Captive Finance 3.5%
American Express Credit Corp., Unsec’d Notes, M.T.N.(a)	Aa3	2.86	05/19/09	8,000	7,929,152
Capital One Financial Corp., Sr. Unsub., M.T.N.(a)	A3	3.27	09/10/09	25,000	22,770,525
Countrywide Financial, Corp., Gtd. Notes, M.T.N.(a)	Baa3	3.60	05/7/12	35,000	30,972,550
General Electric Capital Corp., Sr. Unsec’d Notes, M.T.N.(a)	Aaa	2.96	01/26/11	22,500	22,153,568
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)	Aaa	3.26	02/2/09	8,300	8,251,686
Household Fin. Corp., Notes, M.T.N.(a)	Aa3	3.35	11/16/09	10,370	10,091,773
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	3.15	12/5/08	3,000	2,983,530
International Lease Finance Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A1	3.11	01/15/10	17,000	16,361,004

					121,513,788

Pipelines & Other 0.9%
Rockies Express Pipeline LLC, Gtd. Notes, 144A(a)	Baa2	4.25	08/20/09	30,000	30,004,440

Retailers 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	3.38	06/1/10	50,000	48,527,649

Technology 1.8%
Cisco Systems Inc., Sr. Unsec’d. Notes, M.T.N.(a)	A1	3.16	02/20/09	6,000	5,998,008
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	2.86	06/15/10	17,200	16,994,150
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	3.19	03/1/12	5,000	4,885,490
IBM International Group Capital LLC, Gtd. Notes(a)	A1	3.25	07/29/09	35,000	35,074,375

					62,952,023

Telecommunications 1.0%
AT&T, Inc., Sr. Unsec’d. Notes(a)	A2	3.20	02/5/10	35,000	34,804,035

					1,092,363,181
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Association, Ser. 2006-5, Class 3A1(a)	AAA(d)	2.96	11/25/24	193	192,669

Total long-term investments (cost $ 3,436,483,860)					3,012,901,213

SHORT-TERM INVESTMENTS 12.4%
COMMERCIAL PAPER 10.2%(b)
Altria Group, Inc.	P-2	3.10	07/9/08	20,000	19,879,000
Autoliv ASP, Inc., 144A	P-2	3.15	05/15/08	8,000	7,989,809
Avery Dennison Corp., 144A	P-2	3.15	05/1/08	20,000	19,998,250
Cadbury Schweppes Finance PLC, 144A	P-2	3.20	05/30/08	25,000	24,933,332
Clorox Co., 144A	P-2	3.05	06/25/08	20,000	19,909,778

Comcast Corp., 144A	P-2	3.15	05/29/08	10,000	9,974,625
Computer Sciences Corp., 144A	P-2	3.10	05/12/08	15,000	14,984,500
ConAgra Foods, Inc.	P-2	3.10	05/2/08	10,338	10,336,219
Diageo Capital PLC (United Kingdom), 144A	P-2	3.45	05/27/08	16,000	15,965,300
Dominion Resources, Inc., 144A	P-2	3.08	05/9/08	550,000	549,577
Dow Chemical Co.	P-2	3.05	07/8/08	25,000	24,855,749
Duke Energy Corp., 144A	P-2	3.18	05/28/08	5,550	5,536,273
Gannett Co., Inc., 144A	P-2	3.35	05/27/08	6,000	5,984,925
Gannett Co., Inc., 144A	P-2	3.35	06/4/08	15,590	15,539,225
Heinz H.J. Finance Co., 144A	P-2	3.05	05/14/08	5,000	4,994,069
Home Depot, Inc., 144A	P-2	3.05	06/9/08	25,000	24,917,541
ITT Corp., 144A	P-2	3.36	05/6/08	10,000	9,994,620
ITT Corp., 144A	P-2	3.00	07/21/08	7,000	6,950,020
Kellogg Co., 144A	P-2	3.30	06/4/08	5,000	4,985,455
Kellogg Co., 144A	P-2	2.97	06/11/08	5,000	4,982,675
Nissan Motor Acceptance Corp., 144A	P-2	3.11	05/22/08	15,000	14,971,492
Pacific Gas & Electric Co., 144A	P-2	3.15	05/5/08	15,000	14,993,438
Safeway, Inc., 144A	P-2	3.00	05/1/08	16,212	16,210,649
Societe Generale North America, Inc.	P-1	2.50	05/1/08	17,500	17,498,785
Textron Financial Corp.	P-2	3.00	05/1/08	10,000	9,999,167
Transocean, Inc., 144A	P-2	2.98	06/23/08	13,000	12,938,776
Wisconsin Energy Corp., 144A	P-2	3.15	05/23/08	8,500	8,482,894
XTO Energy, Inc., 144A	P-2	3.04	06/18/08	5,000	4,979,075

					353,335,218

LOAN PARTICIPATIONS 2.2%
BRE Properties, Inc.(c)	P-2	3.19	05/27/08	5,000	5,000,000
Developers Diversified Realty Corp.(c)	Baa2	3.07	05/15/08	5,000	5,000,000
Developers Diversified Realty Corp.(c)	Baa2	3.16	05/29/08	15,000	15,000,000
Duke Realty Corp.(c)	Baa1	3.07	05/13/08	15,000	15,000,000
Equitable Life Assurance Society (Equitable Life)	P-1	3.00	06/23/08	20,000	20,000,000
Federal Realty Investment Trust(c)	Baa1	3.05	05/14/08	2,650	2,650,000
Liberty Property Trust(c)	Baa2	3.07	05/19/08	5,100	5,100,000
Liberty Property Trust(c)	Baa2	3.15	05/21/08	9,550	9,550,000

					77,300,000

Total short-term investments (cost $ 430,653,917)					430,635,218

Total Investments 99.1% (cost $3,867,137,777)(e)(f)					3,443,536,431

Other assets in excess of liabilities 0.9%					30,688,920

Net Assets 100.0%					$3,474,225,351

The following abbreviations are used in the portfolio descriptions:

LLC— Limited Liability Company.

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of April 30, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(f)	As of April 30, 2008, 1 security representing $2,400,000 and 0.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	Other assets in excess of liabilities include net unrealized appreciation on credit default swaps as follows:

Credit default swap agreements outstanding at April 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/10/2010	$20,000	0.28%	CVS Corp.	$8,126
				4.875%, due 9/15/2014
Citibank, NA(a)	12/20/2017	15,800	2.65%	AMBAC Assurance Corp.	2,649,215
				5.900%, due 2/22/2021
Deutsche Bank AG(a)	6/20/2012	15,000	5.05%	Countrywide Home Loans, Inc.	(1,400,821)
				6.000%, due 1/24/2018
Goldman Sachs International(a)	3/20/2013	32,350	1.90%	Financial Security Assurance, Inc.	130,866
				6.11%, due 6/29/2015
Goldman Sachs International(a)	3/20/2018	7,800	2.96%	MBIA Insurance Corp.	1,240,712
				2.76%, due 10/06/2010
Goldman Sachs International(a)	3/20/2018	2,100	2.99%	AMBAC Assurance Corp.	332,574
				5.900%, due 2/22/2021
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00%	AMBAC Assurance Corp.	1,291,233
				5.900%, due 2/22/2021
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00%	MBIA Insurance Corp.	1,230,396
				5.900%, due 10/06/2010

					$5,482,301

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$3,441,136,431	—
Level 3 - Significant Unobservable Inputs	2,400,000	$5,482,301
Total	$3,443,536,431	$5,482,301

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 01/31/2008	—	$265,686
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	5,216,615
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	$2,400,000	—
Balance as of 4/30/08	$2,400,000	$5,482,301

*	The realized gain earned during the period for other financial instruments was $964,897.

Dryden Core Investment Fund/Taxable Money Market Series

Schedule of Investments

as of April 30, 2008 (Unaudited)

Principal Amount(000)	Description	Value
Certificates of Deposit 16.1%
	American Express Centurion Bank
$ 250,000	2.90%, 6/11/08	$250,000,000
140,000	2.93%, 7/28/08	140,000,000
	Banco Santander Totta SA New York
164,000	2.95%, 6/5/08	164,038,945
	Bank of Scotland PLC
100,000	2.836%, 11/14/08(a)	100,000,000
225,000	2.848%, 10/6/08	225,000,000
	Barclays Bank PLC
200,000	2.65%, 6/24/08	200,000,000
	Branch Banking and Trust Co.
273,000	2.935%, 6/11/08	273,000,000
	Fifth Third Bank
435,000	2.75%, 7/15/08	435,000,001
260,000	2.80%, 7/31/08	260,000,000
	Marshall & Ilsley Bank
395,000	3.00%, 5/20/08	395,000,000
	National Bank of Canada
150,000	2.96%, 6/4/08	150,000,000
50,000	3.02%, 6/11/08	50,000,000
	Regions Bank
150,000	3.00%, 5/27/08	150,000,000
122,000	3.00%, 5/30/08	122,000,000
	Royal Bank of Scotland/New York
50,000	3.02%, 6/4/08	50,003,269
175,000	3.03%, 5/20/08	175,000,000
	State Street Bank and Trust Corp.
100,000	2.62%, 7/9/08	100,000,000
306,000	2.63%, 6/30/08	306,000,000
240,000	2.80%, 6/12/08	240,000,000
	Unicredito Italiano New York
210,000	3.04%, 5/5/08	210,000,000
200,000	3.15%, 5/7/08	200,000,000

		4,195,042,215

Commercial Paper 38.3%
	AIG Funding, Inc.
100,000	2.85%, 6/10/08(b)	99,683,333
70,000	2.85%, 6/11/08(b)	69,772,792
100,000	2.85%, 6/17/08(b)	99,627,917
100,000	2.85%, 6/18/08(b)	99,620,000
	American Express Credit Corp.
125,000	2.97%, 5/19/08(b)	124,814,375
125,000	2.97%, 5/20/08(b)	124,804,063
50,000	3.02%, 6/4/08(b)	49,857,389
170,000	3.06%, 5/28/08(b)	169,609,850
	Australia & New Zealand Banking Group Ltd., 144A
50,000	3.00%, 5/22/08(b)	49,912,500

	Bank of America Corp.
479,000	2.80%, 7/25/08(b)	475,849,995
280,000	2.95%, 5/23/08(b)	279,495,222
90,000	2.98%, 5/27/08(b)	89,806,300
	Bank of Scotland PLC
75,000	3.035%, 5/27/08(b)	74,835,604
100,000	3.04%, 5/6/08(b)	99,957,778
	CBA (Delaware) Finance
75,000	3.00%, 5/15/08(b)	74,912,500
	Citigroup Funding, Inc.
50,000	2.65%, 7/9/08(b)	49,746,042
105,000	2.97%, 7/28/08(b)	104,237,700
100,000	3.08%, 5/20/08(b)	99,837,444
200,000	3.08%, 5/21/08(b)	199,657,778
200,000	3.08%, 5/22/08(b)	199,640,667
50,000	3.10%, 5/15/08(b)	49,939,722
300,000	3.10%, 5/16/08(b)	299,615,000
118,000	3.10%, 5/27/08(b)	117,735,811
90,000	3.11%, 6/10/08(b)	89,689,000
100,000	3.17%, 5/29/08(b)	99,753,444
	Dexia Delaware LLC
284,000	3.06%, 6/4/08(b)	283,179,240
	Fortis Funding LLC, 144A
123,000	3.02%, 5/19/08(b)	122,814,270
100,000	3.035%, 5/27/08(b)	99,780,806
	General Electric Capital Corp.
350,000	2.54%, 7/15/08(b)	348,147,917
250,000	2.56%, 7/16/08(b)	248,648,889
104,270	2.61%, 7/30/08(b)	103,589,638
180,000	2.90%, 5/22/08(b)	179,695,500
	ING America Insurance Holdings, Inc.
50,000	2.54%, 6/30/08(b)	49,788,333
50,000	2.65%, 6/26/08 (b)	49,793,889
20,000	2.65%, 7/15/08(b)	19,889,583
21,000	2.68%, 6/27/08(b)	20,910,890
200,000	2.68%, 5/2/08(b)	199,985,261
29,000	2.75%, 6/12/08(b)	28,906,958
100,000	2.75%, 6/17/08(b)	99,640,972
116,000	2.80%, 6/10/08(b)	115,657,444
25,000	2.91%, 6/6/08(b)	24,927,250
	JPMorgan Chase & Co.
300,000	2.94%, 5/12/08(b)	299,730,500
	Long Lane Master Trust IV, 144A
160,000	2.80%, 5/22/08(b)	159,738,667
35,428	2.91%, 5/19/08(b)	35,376,452
90,000	2.92%, 5/21/08(b)	89,854,000
	National Australia Funding (Delaware), 144A
24,237	2.85%, 7/29/08(b)	24,066,230
100,000	2.89%, 7/30/08(b)	99,277,500
	Nyala Funding LLC, 144A
100,000	3.25%, 5/21/08(b)	99,819,444
	Old Line Funding Corp., LLC 144A
98,056	2.80%, 5/16/08(b)	97,941,601
55,000	2.82%, 5/30/08(b)	54,875,058
206,787	2.90%, 5/1/08(b)	206,787,000
	PNC Funding Corp.
200,000	2.69%, 5/5/08(b)	199,940,222

	Prudential PLC, 144A
64,000	2.64%, 7/7/08(b)	63,685,547
45,000	2.67%, 7/14/08(b)	44,753,025
30,000	2.92%, 7/22/08(b)	29,800,467
100,000	2.92%, 7/28/08(b)	99,286,222
50,000	3.00%, 5/7/08(b)	49,975,000
25,000	3.00%, 5/8/08(b)	24,985,417
	Sanpaolo IMI US Financial Co.
200,000	2.75%, 7/14/08(b)	198,869,444
79,000	2.94%, 7/25/08(b)	78,451,608
	State Street Corp.
100,000	2.78%, 7/22/08(b)	99,366,778
117,000	2.78%, 7/23/08(b)	116,250,095
100,000	2.78%, 7/25/08(b)	99,343,611
	Swedbank AB
210,000	2.94%, 6/6/08(b)	209,382,600
130,000	3.02%, 7/29/08(b)	129,029,406
	Swedbank Mortgage AB
80,000	3.03%, 7/24/08(b)	79,434,400
184,000	3.07%, 5/16/08(b)	183,764,633
75,000	3.10%, 5/23/08, 144A(b)	74,857,917
131,000	3.13%, 5/21/08(b)	130,772,206
165,000	3.13%, 5/22/08, 144A(b)	164,698,737
	Swiss Re Financial Products, 144A
80,000	2.75%, 7/17/08(b)	79,529,444
	Tulip Funding Corp., 144A
162,746	2.80%, 5/9/08(b)	162,644,736
122,000	2.80%, 5/14/08(b)	121,876,644
66,938	2.88%, 5/20/08(b)	66,836,254
22,006	2.95%, 5/28/08(b)	21,957,312
210,000	2.95%, 5/29/08(b)	209,518,167
	Wells Fargo Co.
300,000	2.55%, 5/1/08(b)	300,000,000
	Westpac Banking Corp., 144A
40,000	2.69%, 7/8/08(b)	39,796,756
60,000	4.68%, 5/2/08(b)	59,992,200
	Westpac Securities NZ Ltd., 144A
400,000	3.305%, 1/28/09(b)	400,000,001

		9,994,034,367

Loan Participations 1.0%
	Army & Air Force Exchange Services
25,000	2.75%, 5/28/08(d)	25,000,000
25,000	2.80%, 5/13/08(d)	25,000,000
15,000	2.85%, 6/10/08(d)	15,000,000
	Equitable Life Assurance Society
180,000	2.999%, 6/23/08	180,000,000

		245,000,000

Municipal Bonds 0.1%
	Denver City & County School District No. 1
10,000	3.10%, 5/14/08(c)	10,000,000
	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3
23,055	2.90%, 5/8/08(c)	23,055,000

		33,055,000

Other Corporate Obligations 29.9%
	American Honda Finance Corp., M.T.N., 144A
100,000	2.94%, 7/24/08(a)	100,037,486
25,000	3.085%, 8/5/08(a)	24,992,845
	Australia & New Zealand Banking Group Ltd., M.T.N., 144A
530,000	3.004%, 7/3/08(a)	530,000,001
	Banco Espanol de Credito SA, 144A
450,000	2.734%, 8/11/08(a)	450,000,000
	Bank of America Corp.
89,000	2.895%, 7/25/08(a)	88,969,070
113,600	3.089%, 2/27/09(a)	113,578,971
	Bank of New York (The)
10,000	3.132%, 5/2/08(a)	10,000,008
	Bank of Scotland PLC, M.T.N, 144A
50,000	2.724%, 9/8/08(a)	49,999,620
480,000	2.731%, 9/5/08(a)	480,000,001
	BMW US Capital LLC, 144A
164,000	2.741%, 9/4/08(a)	163,955,119
	Caja de Ahorros y Monte de Piedad de Madrid, 144A
153,000	2.967%, 8/12/08(a)	153,000,000
	General Electric Capital Corp., M.T.N.
112,000	2.886%, 10/24/08(a)	111,969,739
45,800	2.907%, 10/26/08(a)	45,790,437
195,000	3.12%, 5/19/08(a)	195,008,460
	General Electric Co., M.T.N.
12,500	3.03%, 12/9/08(a)	12,515,640
	Genworth Life Insurance Co.
125,000	2.796%, 8/15/08(a)(d)(e) (cost $125,000,000; date purchased 7/16/07)	125,000,000

22,000	2.975%, 8/22/08(a)(d)(e) (cost $22,000,000; date purchased 7/24/07)	22,000,000
	HSBC Finance Corp.
324,000	2.761%, 9/6/08(a)	324,000,000
50,236	3.236%, 5/9/08(a)	50,237,005
	HSBC USA, Inc., M.T.N
100,000	2.726%, 8/15/08(a)	100,000,000
	ING Verzekeringen NV, M.T.N., 144A
452,000	2.70%, 9/3/08(a)	452,000,000
	Irish Life & Permanent PLC, M.T.N., 144A
218,000	2.85%, 8/20/08(a)	217,998,284
	John Deere Capital Corp., M.T.N.
146,000	2.779%, 9/25/08(a)	145,963,187
	JPMorgan Chase & Co., M.T.N.
440,000	2.693%, 9/2/08(a)	439,918,404
91,000	2.724%, 4/3/09(a)	91,012,797
229,000	2.727%, 8/11/08(a)	229,000,000
	Kommunalkredit Austria AG, 144A
96,000	2.904%, 8/22/08(a)	96,000,000
	Merrill Lynch & Co., Inc., M.T.N.
170,000	2.79%, 9/3/08(a)	170,000,000
170,000	2.892%, 8/15/08(a)	170,000,000
17,550	2.997%, 10/27/08(a)	17,532,083
109,000	3.035%, 8/22/08(a)	108,941,649
15,000	3.168%, 8/22/08(a)	14,987,893

	Metlife Insurance Co. of Connecticut
99,000	2.789%, 7/7/08(a)(d)(e) (cost $99,000,000; date purchased 7/9/07)	99,000,000
67,000	3.33%, 2/25/09(a)(d)(e) (cost $67,000,000; date purchased 2/22/08)	67,000,000
	Metropolitan Life Insurance Co.
85,000	3.489%, 2/2/09(a)(d)(e) (cost $85,000,000; date purchased 2/1/08)	85,000,000
	Morgan Stanley
200,000	2.79%, 9/3/08(a)	200,000,000
19,000	2.841%, 9/15/08(a)	19,002,094
144,000	2.85%, 10/31/08(a)	144,000,000
177,000	2.976%, 8/26/08(a)	177,000,000
	National Australia Bank Ltd., 144A
75,000	2.741%, 9/5/08(a)	75,002,262
	National City Bank of Indiana
50,000	3.105%, 5/13/08(a)	50,001,018
32,000	3.15%, 5/6/08(a)	32,000,372
	Nationwide Building Society, 144A
50,000	2.751%, 7/28/08(a)	50,003,608
	Nordea Bank AB, 144A
160,000	2.724%, 9/8/08(a), M.T.N.	160,000,000
197,000	2.747%, 8/8/08(a)	197,000,000
	Royal Bank of Scotland Group PLC, M.T.N., 144A
200,000	2.83%, 10/10/08(a)	200,000,000
	Skandinaviska Enskilda Banken AB, 144A
262,200	2.752%, 8/19/08(a)	262,200,000
	Toyota Motor Credit Corp., M.T.N.
50,000	2.628%, 5/2/08(a)	49,999,713
75,000	2.789%, 2/3/09(a)	75,000,000
	Wal-Mart Stores, Inc.
98,000	2.70%, 6/16/08(a)	97,994,345
	Wells Fargo & Co., M.T.N.
340,000	2.75%, 9/3/08(a)	340,000,000
10,000	2.75%, 10/2/08(a)	9,989,063
	Westpac Banking Corp., M.T.N.
89,000	2.999%, 7/11/08(a)	89,000,065

		7,783,601,239

Time Deposit 1.0%
	Chase Bank
268,469	2.438%, 5/1/08	268,469,000

U.S. Government Agencies 12.9%
	Federal Home Loan Bank
130,000	Zero Coupon, 5/7/08	129,938,250
214,000	2.435%, 2/27/09(a)	214,000,000
20,000	2.435%, 3/5/09(a)	20,000,000
562,000	2.47%, 3/27/09(a)	562,000,000
650,000	2.49%, 4/3/09(a)	649,940,150
573,000	2.52%, 2/19/09(a)	573,000,000
650,000	2.55%, 2/23/09(a)	650,000,000
400,000	2.595%, 3/5/09(a)	400,000,000
170,000	2.616%, 2/17/09(a)	170,000,000

		3,368,878,400

Repurchase Agreement 0.7%
	Greenwich Capital Markets, Inc.
174,418	1.99%, dated 4/30/08, due 5/1/08 in the amount of $174,427,641 (cost $174,418,000; the value of collateral including accrued interest was $177,907,893)(g)	174,418,000

	Total Investments 100.0% (amortized cost $26,062,498,221)(f)(h)	26,062,498,221

	Other assets in excess of liabilities	10,822,062

	Net Assets 100.0%	$26,073,320,283

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

M.T.N.—Medium Term Note.

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at April 30, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $398,000,000. The aggregate value of $398,000,000 is 1.5% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	As of April 30, 2008, 2 securities representing $147,000,000 and 0.6% of the total market value were fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	25,915,498,221	—
Level 3 - Significant Unobservable Inputs	147,000,000	—
Total	$26,062,498,221	$—
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments
Balance as of 01/31/2008	$147,000,000	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	147,000,000	—
Balance as of 4/30/08	$147,000,000	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date June 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date June 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date June 24, 2008

*	Print the name and title of each signing officer under his or her signature.